UNIT COMPENSATION - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables)	9 Months Ended
Dec. 31, 2018
DSS holding
Schedule of summary of the activity for restricted unit awards

A summary of the activity for restricted unit awards during the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017 is as follows:

	Number of	Weighted-Average
	Units	Fair Value
Outstanding and nonvested – April 1, 2016	501.40	$12,737.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding and nonvested – March 31, 2017	501.40	$12,737.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding and nonvested – March 31, 2018	501.40	$12,737.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding and nonvested – December 31, 2018	501.40	$12,737.10